Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
On July 22, 2015, we completed equity offerings of (a) 30 million shares of our common stock for gross proceeds of approximately $303 million, before underwriter discounts and commissions of $10.5 million, at the public offering price of $10.10 per share and (b) $350 million of aggregate liquidation preference of 6.25% series A mandatory convertible preferred stock (“Mandatory Convertible Preferred Stock”) as further described below.
On August 17, 2015, we issued 40 million unregistered shares of our common stock to RKI shareholders as part of the consideration under our merger agreement. The estimated fair value of the shares on the Acquisition date was $296 million. These shares were registered in December 2015. See Note 2 for further discussion of the Acquisition.
Common Stock
Each share of our common stock entitles its holder to one vote in the election of each director. No share of our common stock affords any cumulative voting rights. Holders of our common stock will be entitled to dividends in such amounts and at such times as our Board of Directors in its discretion may declare out of funds legally available for the payment of dividends. No dividends on our common stock were declared or paid for 2015, 2014 or 2013. No shares of common stock are subject to redemption or have preemptive rights to purchase additional shares of our common stock or other securities.
Subject to certain exceptions, so long as any share of our Mandatory Convertible Preferred Stock remains outstanding, no dividend or distribution shall be declared or paid on the shares of the Company’s common stock or any other class or series of junior stock, and no common stock or any other class or series of junior or parity stock shall be purchased, redeemed or otherwise acquired for consideration by the Company or any of its subsidiaries unless all accumulated and unpaid dividends for all preceding dividend periods have been declared and paid upon, or a sufficient sum of cash or number of shares of the Company’s common stock has been set apart for the payment of such dividends upon, all outstanding shares of Mandatory Convertible Preferred Stock.
Preferred Stock
Our amended and restated certificate of incorporation authorizes our Board of Directors to establish one or more series of preferred stock. Unless required by law or by any stock exchange on which our common stock is listed, the authorized shares of preferred stock will be available for issuance without further action. Rights and privileges associated with shares of preferred stock are subject to authorization by our Board of Directors and may differ from those of any and all other series at any time outstanding. As of December 31, 2015, there were 7 million shares of our 6.25% series A Mandatory Convertible Preferred Stock (as described below) issued and outstanding.
Series A Mandatory Convertible Preferred Stock
On July 22, 2015, we issued 7 million shares, $0.01 par value, pursuant to a registered public offering, of our 6.25% Series A Mandatory Convertible Preferred Stock at $50 per share, for gross proceeds of approximately $350 million, before underwriting discounts and commissions of $10.5 million. The underwriters did not exercise their option to purchase additional shares.
Dividends on our Mandatory Convertible Preferred Stock will be payable on a cumulative basis when, as and if declared by our Board of Directors, or an authorized committee of our Board of Directors, at an annual rate of 6.25% of the liquidation preference of $50 per share. We may pay declared dividends in cash or, subject to certain limitations, in shares of our common stock, or in any combination of cash and shares of our common stock on January 31, April 30, July 31 and October 31 of each year, commencing on October 31, 2015 and ending on, and including, July 31, 2018.
Each share of our Mandatory Convertible Preferred Stock has a liquidation preference of $50 pursuant to the Certificate of Designations and unless converted or redeemed earlier each share of our Mandatory Convertible Preferred Stock will automatically convert on the mandatory conversion date, which is the third business day immediately following the last trading day of the final averaging period into between 4.1254 and 4.9504 shares of our common stock (respectively, the “minimum conversion rate” and “maximum conversion rate”), subject to anti-dilution adjustments. The number of shares of our common stock issuable on conversion will be determined based on the average volume weighted average price per share of our common stock over the 20 consecutive trading day period beginning on, and including, the 23rd scheduled trading day immediately preceding July 31, 2018, which we refer to as the “final averaging period.” Other than during a fundamental change conversion period, at any time prior to July 31, 2018, a holder may convert one share of our Mandatory Convertible Preferred Stock into a number of shares of our common stock equal to the minimum conversion rate of 4.1254, subject to anti-dilution adjustments. If a holder converts one share of our Mandatory Convertible Preferred Stock during a specified period beginning on the effective date of a fundamental change (as described in the offering documents), the conversion rate will be adjusted under certain circumstances, and such holder will also be entitled to a make-whole dividend amount (as described in the offering documents).
On October 2, 2015, our Board of Directors approved a quarterly dividend of $0.85938 per share to holders of our Mandatory Convertible Preferred Stock. The dividend was paid on November 2, 2015, to holders of record of our Mandatory Convertible Preferred Stock at the close of business on October 15, 2015. On November 12, 2015, our Board of Directors approved a quarterly dividend of $0.78125 per share to holders of our Mandatory Convertible Preferred Stock. The dividend was paid on February 1, 2016, to holders of record of our Mandatory Convertible Preferred Stock at the close of business on January 15, 2016.